OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Current Assets
	December 31,
	2022	2021
Prepaid expenses	$224	$209
Advances to suppliers	337	323
Government institutions	740	983
Guaranty held by customer	621	-
Other	317	84
	$2,239	$1,599